Investment Objectives and Goals	Jun. 30, 2026
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek income and, secondarily, absolute returns.
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek high current income and, secondarily, capital appreciation.
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek a positive return based on a combination of income and, secondarily, capital growth.